Trading Activities - Gross Fair Values of Derivative Instruments of Futures and Forward Contracts Traded (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Futures Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Total unrealized appreciation on open contracts	$ 1,051,049	$ 1,246,261
Total unrealized depreciation on open contracts	(756,615)	(1,548,907)
Net unrealized appreciation (depreciation) on open contracts	294,434	(302,646)
Futures Contracts [Member] | Commodity [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Total unrealized appreciation on open contracts	323,692	776,736
Total unrealized depreciation on open contracts	(226,494)	(762,145)
Futures Contracts [Member] | Equity [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Total unrealized appreciation on open contracts	348,618	143,690
Total unrealized depreciation on open contracts	(140,355)	(170,907)
Futures Contracts [Member] | Currencies [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Total unrealized appreciation on open contracts	24,345	121,130
Total unrealized depreciation on open contracts	(144,708)	(10,967)
Futures Contracts [Member] | Interest Rates [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Total unrealized appreciation on open contracts	354,394	204,705
Total unrealized depreciation on open contracts	(245,058)	(604,888)
Forward Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Total unrealized appreciation on open contracts	665,811	1,901,957
Total unrealized depreciation on open contracts	(730,361)	(1,988,889)
Net unrealized appreciation (depreciation) on open contracts	(64,550)	(86,932)
Forward Contracts [Member] | Commodity [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Total unrealized appreciation on open contracts	58,919	156,179
Total unrealized depreciation on open contracts	(293,032)	(366,155)
Forward Contracts [Member] | Currencies [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Total unrealized appreciation on open contracts	606,892	1,745,778
Total unrealized depreciation on open contracts	(437,329)	(1,622,734)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Total unrealized appreciation on open contracts	2,203,401	3,831,162
Total unrealized depreciation on open contracts	(827,990)	(2,431,726)
Net unrealized appreciation (depreciation) on open contracts	1,375,411	1,399,436
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures Contracts [Member] | Commodity [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Total unrealized appreciation on open contracts	864,337	2,019,401
Total unrealized depreciation on open contracts	(385,917)	(937,845)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures Contracts [Member] | Equity [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Total unrealized appreciation on open contracts	696,575	196,959
Total unrealized depreciation on open contracts	(263,755)	(421,360)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures Contracts [Member] | Currencies [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Total unrealized appreciation on open contracts	202,478	1,206,216
Total unrealized depreciation on open contracts	(55,806)	(469,882)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures Contracts [Member] | Interest Rates [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Total unrealized appreciation on open contracts	440,011	408,586
Total unrealized depreciation on open contracts	(122,512)	(602,639)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Forward Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Total unrealized appreciation on open contracts	1,069,028	1,168,919
Total unrealized depreciation on open contracts	(1,116,899)	(1,125,088)
Net unrealized appreciation (depreciation) on open contracts	(47,871)	43,831
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Forward Contracts [Member] | Commodity [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Total unrealized appreciation on open contracts	370,551	740,942
Total unrealized depreciation on open contracts	(534,709)	(954,788)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Forward Contracts [Member] | Currencies [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Total unrealized appreciation on open contracts	698,477	427,977
Total unrealized depreciation on open contracts	$ (582,190)	$ (170,300)